Employee benefit plans - Information about plan assets for which Level 3 inputs are utilized to determine fair value (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017		Mar. 31, 2016
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		¥ 232,027		¥ 233,837
Fair value of plan assets at end of year		233,945		232,027
Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		7,510
Fair value of plan assets at end of year		6,785		7,510
Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year	[1]	60,633
Fair value of plan assets at end of year	[1]	60,240		60,633
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		55,209		55,338
Unrealized and realized gains / loss		1,508		(4,052)
Purchases / sales and other settlement		492		3,923
Fair value of plan assets at end of year		57,209		55,209
Level 3 [Member] | Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		7,510		6,793
Unrealized and realized gains / loss		353		(2,034)
Purchases / sales and other settlement		(1,078)		2,751
Fair value of plan assets at end of year		6,785		7,510
Level 3 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		47,699	[1]	48,545
Unrealized and realized gains / loss		1,155		(2,018)
Purchases / sales and other settlement		1,570		1,172
Fair value of plan assets at end of year	[1]	¥ 50,424		¥ 47,699

[1]	Includes hedge funds and real estate funds.